INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 124
Ending balance	110	$ 124
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	761	738
Additions	54	40
Disposals	(11)	(19)
Exchange difference	(10)	2
Ending balance	794	761
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(637)	(599)
Amortization	(65)	(54)
Disposals	11	19
Exchange difference	7	(3)
Ending balance	$ (684)	$ (637)